Warrants	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Warrants

NOTE 14 –WARRANTS

On July 29, 2024, the Company closed a private placement of (a) 14,907,000 Class A ordinary shares, par value $0.0001 per share, and (b) warrants to purchase up to 14,907,000 Class A ordinary shares (the “Private Placement”) pursuant to the Securities Purchase Agreement dated June 11, 2024, between the Company and the purchasers. The warrants are exercisable upon issuance with a term of two years at $0.55 per share. The warrants also contain a cashless exercise provision. In connection with the Private Placement, the Company collected $8,200,000 from the purchasers in June 2024 to purchase Class A ordinary shares and filed a registration statement on August 22, 2024 to register the resale of the Class A ordinary shares issued and Class A ordinary shares to be issued upon exercise of the warrants. Since the warrants are indexed to the Company’s own stock, they are treated as equity for accounting purposes.

The summary of warrant activities for the six months ended June 30, 2025 was as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Outstanding as of December 31, 2024	14,907,000	$0.55	2.0
Granted	-	-	-
Exercises	-	-	-
Expired	-	-	-
Warrants Outstanding as of June 30, 2025	14,907,000	0.55	1.5
Warrants Exercisable as of June 30, 2025	14,907,000	$0.55	1.5